Derivative Financial Instruments - Additional Information (Details) € in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Nov. 30, 2018 USD ($)	Nov. 30, 2018 EUR (€)	Feb. 15, 2017 USD ($)
Derivative [Line Items]
Gain on Cash Flow Hedge Ineffectiveness		$ 200,000
Foreign Currency Forward [Member]
Derivative [Line Items]
Notional amounts	$ 0	300,000
Foreign Currency Forward [Member] | Not Designated as Hedging Instrument [Member] | Foreign Currency Gain (Loss) [Member]
Derivative [Line Items]
Gain (loss) related to changes in fair value of derivative instruments	200,000
Foreign Currency Forward [Member] | Cash Flow Hedging [Member]
Derivative [Line Items]
Gain (loss) on settlement of derivative instruments	$ (600,000)	$ (1,100,000)	$ (1,100,000)
Interest Rate Swap [Member]
Derivative [Line Items]
Notional amounts						$ 400,000,000.0
Cross Currency Interest Rate Contract [Member]
Derivative [Line Items]
Notional amounts				$ 85,800,000
Derivative, conversion, debt | €					€ 75.0
Secured | Senior Secured Term Loan Facility Due September 2023
Derivative [Line Items]
Effective fixed interest rate on debt						2.062%